Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$3,802,773	$5,561,392
Allowance for doubtful accounts	(152,768)	(217,676)
Total accounts receivable, net	$3,650,005	$5,343,716

Approximately 83% of accounts receivable as of December 31, 2021 were collected by the date of this annual report.

Movements of allowance for doubtful accounts are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Beginning balance	$217,676	$122,056	$89,069
Provision	140,204	82,647	34,356
Write off	(136,602)	-	-
Exchange rate effect	(68,510)	12,973	(1,369)
Ending balance	$152,768	$217,676	$122,056